Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE, NET	$ 2,260,329	$ 1,898,439	$ 6,124,529	$ 12,767,145
COST OF REVENUE	2,089,567	1,614,077	5,966,452	13,419,133
GROSS PROFIT	170,762	284,362	158,077	(651,988)
COMMISSIONS	4,221	973	2,169	24,482
SALARIES AND WAGES	301,790	530,838	1,858,004	2,032,457
DEPRECIATION AND AMORTIZATION	1,299	2,669	4,521	584,386
IMPAIRMENT LOSS				5,797,906
OTHER OPERATING EXPENSES	705,651	700,090	2,525,661	2,522,764
LOSS FROM OPERATIONS	(842,199)	(950,208)	(4,232,278)	(11,613,983)
OTHER INCOME	1,535	1,902	12,708	154,196
LOSS ON SETTLEMENT OF DEBT		(648,430)	(977,188)	(57,085)
CHANGE IN FAIR VALUE OF DERIVATIVE AND WARRANT LIABILITIES	82,636		2,497,088
INTEREST EXPENSE	(335,067)	(354,666)	(1,771,942)	(1,678,097)
NET LOSS	(1,093,095)	(1,951,402)	(4,471,612)	(13,194,969)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(1,093,095)	(1,951,402)	(4,471,612)	(13,194,969)
COMPREHENSIVE LOSS:
CHANGE IN FOREIGN CURRENCY TRANSLATION ADJUSTMENT	78,033	85,574	55,858	(181,613)
COMPREHENSIVE LOSS	$ (1,015,062)	$ (1,865,828)	$ (4,415,754)	$ (13,376,582)
Loss per common share:
Net loss per common share - basic	$ (2.07)	$ (57.77)	$ (43.99)	$ (26.22)
Net loss per common share - diluted	$ (2.07)	$ (57.77)	$ (43.99)	$ (26.22)
Weighted average common shares outstanding - basic	527,750	33,777	101,650	503,171
Weighted average common shares outstanding - diluted	527,750	33,777	101,650	503,171